Related parties (Tables)	6 Months Ended
Jun. 30, 2025
Schedule of accounts payable to related parties	The Company’s accounts payable to related parties comprise the following:
	At June 30,	At December 31,
	2025	2024
	(Unaudited)
San Raffaele Hospital (OSR)	€-	€180,116
Total	€-	€180,116

Schedule of accrued expenses to related parties

The Company’s accrued expenses to related parties comprise the following:

	At June 30,	At December 31,
	2025	2024
	(Unaudited)
San Raffaele Hospital (OSR)	€198,163	€128,188
Pierluigi Paracchi	-	336,000
Richard Slansky	7,491	243,101
Carlo Russo	9,988	324,055
Studio Legale Lexia	10,070	-
Bernhard Gentner	5,000	-
Total	€230,712	€1,031,345

Research and Development Expense [Member]
Schedule of third party and general and administrative expenses

The Company’s R&D expenses are a combination of third-party expenses, and related party expenses, as detailed below:

	Six Months Ended June 30, 2025
	Third parties	Related parties	Total

Consultants & other third parties	€113,224	€77,500	€190,724
Materials & supplies	890,580	-	890,580
Compensation (including share-based)	344,999	8,399	353,398
Travel & entertainment	14,935	-	14,935
Other	5,098	-	5,098
Total	€1,368,836	€85,899	€1,454,736

	Six Months Ended June 30, 2024
	Third parties	Related parties	Total

Consultants & other third parties	€113,498	€303,298	€416,796
Materials & supplies	911,246	-	911,246
Compensation (including share-based)	349,839	329,227	679,066
Travel & entertainment	17,589	-	17,589
Other	15,693	-	15,693
Total	€1,407,865	€632,525	€2,040,390

General and Administrative Expense [Member]
Schedule of third party and general and administrative expenses

The Company’s general and administrative expenses are also a combination of third-party and related-party expenses, as detailed below:

	Six Months Ended June 30, 2025
	Third parties	Related parties	Total

Compensation (including share-based)	€337,613	€594,625	€932,238
Accounting, legal & other professional	363,921	10,070	373,991
Communication & IT - related	83,167	-	83,167
Facility & insurance - related	2,257	8,689	10,946
Consultants & others	195,124	7,800	202,924
Others	323,110	1,981	325,091
Total	€1,305,192	€623,165	€1,928,357

	Six Months Ended June 30, 2024
	Third parties	Related parties	Total

Compensation (including share-based)	€451,903	€698,620	€1,150,523
Accounting, legal & other professional	557,049	-	557,049
Communication & IT-related	85,277	-	85,277
Facility & insurance-related	984	8,120	9,104
Consultants & others	324,306	-	324,306
Others	350,752	967	351,719
Total	€1,770,271	€707,707	€2,477,978